PPP 2021 and 2020 Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Feb. 03, 2021	Apr. 09, 2020
Debt Disclosure [Abstract]
Covid-19 PPP Funds	$ 0	$ 447,400	$ 667,400
Debt Instrument, Decrease, Forgiveness	$ 1,100,000